CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 941	$ 1,401	$ 93
TOTAL REVENUES	941	1,401	93
Cost of revenues	(1,575)	(4,546)	(859)
GROSS (LOSS) INCOME	(634)	(3,145)	(766)
OPERATING EXPENSES
Selling, general and administrative expenses	223,831	303,195	85,686
TOTAL OPERATING EXPENSES	223,831	303,195	85,686
LOSS FROM CONTINUING OPERATIONS	(224,465)	(306,340)	(86,452)
OTHER INCOME (EXPENSE)
Other income	0	0	2,850
Interest income	0	0	0
Other expense	0	0	0
TOTAL OTHER EXPENSE, NET	0	0	2,850
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(224,465)	(306,340)	(83,602)
INCOME TAX EXPENSE OF CONTINUING OPERATIONS	0	0	0
NET LOSS FROM CONTINUING OPERATIONS	(224,465)	(306,340)	(83,602)
Net loss from discontinued operations, net of tax	0	0	(64,084)
NET LOSS	(224,465)	(306,340)	(147,686)
Comprehensive loss:
Net loss	(224,465)	(306,340)	(147,686)
Foreign currency translation (loss) income	0	0	2
Total comprehensive loss	$ (224,465)	$ (306,340)	$ (147,684)
Loss per share:
Net loss from continuing operations per share of ordinary share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)
Net loss from discontinued operations per share of ordinary share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of ordinary shares outstanding:
Basic and diluted	111,101,918	109,915,584	109,545,271